Information by segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2018, 2017 and 2016:

	For the year ended on December 31, 2018
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Third–party sales	30,112,900	34,947,948	3,543,024	-	68,603,872
Inter–segment sales	20,259,864	2,063,425	7,811,143	(30,134,432)	-
Total sales revenue	50,372,764	37,011,373	11,354,167	(30,134,432)	68,603,872
Fixed costs	(8,871,709)	(3,204,791)	(2,805,516)	3,535,979	(11,346,037)
Variable costs	(23,367,475)	(32,453,962)	(596,571)	26,579,666	(29,838,342)
Cost of sales	(32,239,184)	(35,658,753)	(3,402,087)	30,115,645	(41,184,379)
Gross profit	18,133,580	1,352,620	7,952,080	(18,787)	27,419,493

Administrative expenses	(889,293)	(443,880)	(320,498)	(187)	(1,653,858)
Operation and project expenses	(1,993,054)	(668,177)	(263,104)	21,203	(2,903,132)
Impairment of non–current assets	785,940	(984,704)	(169,870)	-	(368,634)
Other operating income and expenses, net	(137,836)	(13,652)	118,905	(2,872)	(35,455)
Operating income (expenses)	15,899,337	(757,793)	7,317,513	(643)	22,458,414
Financial result, net
Financial income	1,099,893	147,689	110,898	(228,917)	1,129,563
Financial expenses	(2,038,312)	(1,295,528)	(407,589)	229,268	(3,512,161)
Foreign exchange gain (loss), net	868,479	(517,410)	21,154	-	372,223
	(69,940)	(1,665,249)	(275,537)	351	(2,010,375)
Share of profits of associates and joint ventures	135,265	27,730	2,841	-	165,836
Income before tax	15,964,662	(2,395,312)	7,044,817	(292)	20,613,875
Income tax	(6,096,591)	420,224	(2,582,118)	-	(8,258,485)
Net profit (loss) for the period	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Profit (loss) attributable to:
Group owners of parent	9,930,519	(1,973,075)	3,424,234	(292)	11,381,386
Non–controlling interest	(62,448)	(2,013)	1,038,465	-	974,004
	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Supplementary information
Depreciation, depletion and amortization	5,248,364	1,307,216	1,149,270	–	7,704,850

	For the year ended on December 31, 2017
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Third–party sales	25,004,320	27,343,359	3,606,549	–	55,954,228
Inter–segment sales	11,490,614	1,300,657	6,991,515	(19,782,786)	–
Total sales revenue	36,494,934	28,644,016	10,598,064	(19,782,786)	55,954,228
Fixed costs	8,055,925	2,886,745	2,637,604	(3,239,880)	10,340,394
Variable costs	18,254,159	23,968,650	634,231	(16,289,109)	26,567,931
Cost of sales	26,310,084	26,855,395	3,271,835	(19,528,989)	36,908,325
Gross profit	10,184,850	1,788,621	7,326,229	(253,797)	19,045,903
Administrative expenses	781,386	516,501	466,669	(32)	1,764,524
Operation and project expenses	2,070,916	965,457	142,847	(253,155)	2,926,065
Impairment of non–current assets	(183,718)	(1,067,965)	(59,455)	–	(1,311,138)
Other operating income and expenses, net	(545,218)	11,694	28,121	–	(505,403)
Operating income (expenses)	8,061,484	1,362,934	6,748,047	(610)	16,171,855
Financial result, net
Financial income	1,062,393	164,006	106,659	(173,702)	1,159,356
Financial expenses	(2,288,576)	(1,110,874)	(434,664)	173,513	(3,660,601)
Foreign exchange gain (loss), net	(101,030)	163,992	(57,448)	–	5,514
	(1,327,213)	(782,876)	(385,453)	(189)	(2,495,731)
Share of profits of associates and joint ventures	120,786	15,245	(42,493)	–	93,538
Income before tax	6,855,057	595,303	6,320,101	(799)	13,769,662
Income tax	(3,034,556)	(238,625)	(2,527,087)	–	(5,800,268)
Net profit (loss) for the period	3,820,501	356,678	3,793,014	(799)	7,969,394
Profit (loss) attributable to:
Group owners of parent	3,820,501	358,859	2,999,978	(799)	7,178,539
Non–controlling interest	–	(2,181)	793,036	–	790,855
	3,820,501	356,678	3,793,014	(799)	7,969,394
Supplementary information 11
Depreciation, depletion and amortization	5,981,294	1,188,871	1,111,182	–	8,281,347

	For the year ended December 31, 2016
	Exploration and Production	Refining and Petrochemicals	Transportation and Logistics	Eliminations	Total
Third–party sales	20,527,332	24,194,024	3,764,205	–	48,485,561
Inter–segment sales	7,693,878	629,690	6,884,571	(15,208,139)	–
Total sales revenue	28,221,210	24,823,714	10,648,776	(15,208,139)	48,485,561
Fixed cost	6,940,074	2,458,745	2,861,269	(2,968,780)	9,291,308
Variable cost	16,032,574	20,385,242	488,522	(11,946,223)	24,960,115
Cost of sales	22,972,648	22,843,987	3,349,791	(14,915,003)	34,251,423
Gross profit	5,248,562	1,979,727	7,298,985	(293,136)	14,234,138
Administrative expenses	832,266	574,413	516,884	(295)	1,923,268
Operation and projects expenses	1,656,960	1,206,718	180,353	(292,344)	2,751,687
Impairment of non–current assets	196,448	773,361	(41,062)	–	928,747
Other operating income and expenses, net	(349,419)	20,947	53,559	801	(274,112)
Operating income (expenses)	2,912,307	(595,712)	6,589,251	(1,298)	8,904,548
Financial result, net
Financial income	983,472	46,469	61,373	220,429	1,311,743
Financial expenses	(2,017,641)	(952,006)	(262,844)	(231,049)	(3,463,540)
Foreign exchange gain (loss), net	923,573	94,715	(41,858)	–	976,430
	(110,596)	(810,822)	(243,329)	(10,620)	(1,175,367)
Share of profit of associates and joint ventures	39,397	22,785	(837)	–	61,345
Income before tax	2,841,108	(1,383,749)	6,345,085	(11,918)	7,790,526
Income tax	(1,518,738)	(446,595)	(2,577,713)	–	(4,543,046)
Net profit (loss) for the period	1,322,370	(1,830,344)	3,767,372	(11,918)	3,247,480
Income attributable to:
Group owners of parent	1,322,370	(1,823,020)	2,960,449	(11,918)	2,447,881
Non–controlling interest	–	(7,324)	806,923	–	799,599
	1,322,370	(1,830,344)	3,767,372	(11,918)	3,247,480
Supplementary information
Depreciation, depletion and amortization	5,482,827	1,145,780	978,393	–	7,607,000

Disclosure of products and services [text block]
The sales by product for each segment are detailed below for the years ended December 31, 2018, 2017 and 2016:

	For the year ended on December 31, 2018
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Local sales
Mid–distillates	725	11,662,476	-	(77,009)	11,586,192
Gasoline and turbo fuel	-	9,690,113	-	(1,737,261)	7,952,852
Transport service	37,279	36,321	11,089,012	(7,631,208)	3,531,404
Natural gas	2,535,658	-	-	(649,812)	1,885,846
Plastic and rubber	-	822,367	-	-	822,367
Crude	20,142,527	-	-	(19,592,048)	550,479
LPG and propane	245,875	329,569	-	(805)	574,639
Fuel oil	20,391	489,091	-	-	509,482
Asphats	26,406	309,020	-	-	335,426
Aromatics	-	282,545	-	-	282,545
Polyethylene	-	270,887	-	-	270,887
Services	103,522	190,612	265,059	(319,783)	239,410
Other income gas contracts	156,031	-	-	-	156,031
Other products	11,484	604,530	-	(126,507)	489,507
	23,279,898	24,687,531	11,354,071	(30,134,433)	29,187,067
Recognition of price differential	-	3,835,533	-	-	3,835,533
	23,279,898	28,523,064	11,354,071	(30,134,433)	33,022,600
Foreign sales
Crude	26,898,737	-	-	-	26,898,737
Diesel	-	3,050,839	-	-	3,050,839
Fuel oil	-	2,053,594	-	-	2,053,594
Gasoline and turbo fuels	-	1,782,194	-	-	1,782,194
Plastic and rubber	-	1,268,582	-	-	1,268,582
Natural gas	27,899	-	-	-	27,899
LPG and propane	20,212	-	-	-	20,212
Cash flow hedge for future exports – Reclassification to profit or loss	128,404	-	-	-	128,404
Other products	17,614	333,101	96	-	350,811
	27,092,866	8,488,310	96	-	35,581,272
	50,372,764	37,011,374	11,354,167	(30,134,433)	68,603,872

	For the year ended on December 31, 2017
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Local sales
Mid–distillates	1,334	9,588,992	-	-	9,590,326
Gasoline and turbo fuel	-	8,052,289	-	(1,062,102)	6,990,187
Transport service	41,157	41,998	10,277,921	(6,771,523)	3,589,553
Natural gas	2,540,233	4	-	(724,483)	1,815,754
Plastic and rubber	-	833,982	-	-	833,982
Crude	11,668,529	-	-	(10,758,658)	909,871
LPG and propane	199,796	309,823	-	-	509,619
Fuel oil	14,758	339,300	-	-	354,058
Asphats	34,834	240,969	-	-	275,803
Aromatics	-	217,418	-	-	217,418
Polyethylene	-	167,348	-	-	167,348
Services	140,227	179,912	319,776	(356,116)	283,799
Other income gas contracts	188,195	-	-	-	188,195
Other products	11,107	379,023	-	(109,904)	280,226
	14,840,170	20,351,058	10,597,697	(19,782,786)	26,006,139
Recognition of price differential	-	2,229,953	-	-	2,229,953
	14,840,170	22,581,011	10,597,697	(19,782,786)	28,236,092
Foreign sales
Crude	21,426,666	52,397	-	-	21,479,063
Diesel	-	1,213,740	-	-	1,213,740
Fuel oil	-	1,982,408	-	-	1,982,408
Gasoline and turbo fuels	-	1,223,994	-	-	1,223,994
Plastic and rubber	-	1,169,101	-	-	1,169,101
Natural gas	32,303	-	-	-	32,303
LPG and propane	15,631	-	-	-	15,631
Cash flow hedge for future exports – Reclassification to profit or loss	160,772	-	-	-	160,772
Other products	19,392	421,365	367	-	441,124
	21,654,764	6,063,005	367	-	27,718,136
	36,494,934	28,644,016	10,598,064	(19,782,786)	55,954,228

	For the year ended on December 31, 2016
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Local sales
Mid–distillates	-	8,553,503	-	-	8,553,503
Gasoline and turbo fuel	-	6,465,939	-	(373,200)	6,092,739
Transport service	73,247	41,736	10,283,338	(6,580,330)	3,817,991
Natural gas	2,383,323	11,763	-	(406,750)	1,988,336
Plastic and rubber	-	724,708	-	-	724,708
Crude	5,284,554	-	-	(4,730,888)	553,666
LPG and propane	90,783	319,643	-	(4,557)	405,869
Fuel oil	1,382	146,866	-	-	148,248
Asphats	31,277	309,123	-	-	340,400
Aromatics	-	186,228	-	-	186,228
Polyethylene	20	203,939	-	-	203,959
Services	133,429	152,028	301,088	(361,252)	225,293
Other income gas contracts	271,337	-	-	-	271,337
Other products	20,165	313,603	63,537	(212,432)	184,873
	8,289,517	17,429,079	10,647,963	(12,669,409)	23,697,150
Recognition of price differential	-	1,048,022	-	-	1,048,022
	8,289,517	18,477,101	10,647,963	(12,669,409)	24,745,172
Foreign sales
Crude	17,266,094	-	-	12,485	17,278,579
Diesel	-	1,604,498	-	-	1,604,498
Fuel oil	-	2,158,539	-	-	2,158,539
Gasoline and turbo fuels	-	1,046,758	-	-	1,046,758
Plastic and rubber	-	1,171,342	-	-	1,171,342
Natural gas	58,809	-	-	-	58,809
LPG and propane	6,343	2,225	-	-	8,568
Cash flow hedge for future exports – Reclassification to profit or loss	33,074	-	-	-	33,074
Other products	2,567,372	363,252	813	(2,551,215)	380,222
	19,931,692	6,346,614	813	(2,538,730)	23,740,389
	28,221,209	24,823,715	10,648,776	(15,208,139)	48,485,561

Disclosure of detailed information disclosure of detailed information about investment property segment wise [Text Block]
The following are the investments amounts made by each segment for the years ended December 31, 2018, 2017 and 2016:

2018	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	2,080,874	692,977	529,078	3,302,929
Natural and environmental resources	5,051,828	-	-	5,051,828
Intangibles	56,755	20,203	28,711	105,669
	7,189,457	713,180	557,789	8,460,426

2017	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	927,282	606,749	829,252	2,363,283
Natural and environmental resources	3,568,355	–	–	3,568,355
Intangibles	154,155	4,941	16,772	175,868
	4,649,792	611,690	846,024	6,107,506

2016	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	1,208,464	1,099,850	1,338,615	3,646,929
Natural and environmental resources	2,121,295	–	–	2,121,295
Intangibles	53,774	10,274	5,205	69,253
	3,383,533	1,110,124	1,343,820	5,837,477